NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS

22 — NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS

Since the Group was in a loss position for the years ended December 31, 2022, 2021 and 2020, basic net loss per share was the same as diluted net income per share for the periods presented. The following table presents the calculation of basic and diluted net loss per share attributable to common stockholders for the years ended December 31, 2022, 2021 and 2020.

	2022	2021	2020
Numerator:
Net loss attributable to common stockholders	(14,245,878)	(14,472,494)	(4,630,168)
Denominator:
Basic and diluted weighted-average shares outstanding	34,506,400	26,787,730	18,668,710
Loss per share:
Basic and diluted loss per share	(0.41)	(0.54)	(0.25)

The following potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	December 31,	December 31,	December 31,
	2022	2021	2020
Stock options	1,307,052	1,322,677	1,000,000
Warrants	143,044	143,044	—